Warrant Liability (Tables)	6 Months Ended
Apr. 30, 2023
Warrant liability [Abstract]
Schedule of black-scholes option pricing model was used to measure the derivative warrant liability
April 30, 2023

Share Price	$0.46 - $0.56
Exercise Price	$0.78
Expected life	4.94 years
Risk-free interest rate	4.22% - 3.94%
Dividend yield	0.00%
Expected volatility	99%
Value of warrants	$1,434,942 - $1,795,499

Schedule of warrants liability roll forward
Balance as of November 1, 2022	$-
Issuance of April 2023 Warrants	1,434,942
Changes in fair value	360,557
Balance as of April 30, 2023	$1,795,499